EXPLORATION AND EVALUATION ASSETS (Details)		12 Months Ended
		Jun. 30, 2024 USD ($) a		Jun. 30, 2023 USD ($)
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		$ 3,059,021
Carrying amount, ending balance		6,114,061		$ 3,059,021
Titan Project [Member]
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	[1]	3,059,021	[2]	2,431,229
Additions	[1]	3,055,040		627,792
Carrying amount, ending balance	[1],[2]	$ 6,114,061		$ 3,059,021
Area of land | a		11,054
Area of land owned | a		1,486
Area of land subject to long-term lease | a		242
Area of land subject to exclusive option agreements | a		9,326

[1]	At June 30, 2024, the Titan Project comprised of approximately 11,054 acres of surface and associated mineral rights in Tennessee prospective for heavy mineral sands, including titanium, rare earth minerals, high grade silica sand, and zircon, of which approximately 1,486 acres are owned by IperionX, approximately 242 acres are subject to long-term lease by IperionX, and approximately 9,326 acres are subject to exclusive option agreements with IperionX. These exclusive option agreements, upon exercise, allow the Group to lease, or in some cases purchase, the surface property and associated mineral rights.
[2]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.